Annual Total Returns (dei_DocumentInformationDocumentAxis, Class A)	0 Months Ended
Jan. 28, 2013
(Delaware Foundation® Equity Fund) | Class A
Bar Chart Table:
Annual Return 2010	13.76%
Annual Return 2011	(5.48%)
Annual Return 2012	14.32%
(Delaware Foundation® Growth Allocation Fund) | Class A
Bar Chart Table:
Annual Return 2003	28.22%
Annual Return 2004	11.89%
Annual Return 2005	7.51%
Annual Return 2006	11.61%
Annual Return 2007	5.59%
Annual Return 2008	(31.31%)
Annual Return 2009	30.86%
Annual Return 2010	11.98%
Annual Return 2011	(2.12%)
Annual Return 2012	12.56%
(Delaware Foundation® Moderate Allocation Fund) | Class A
Bar Chart Table:
Annual Return 2003	23.32%
Annual Return 2004	9.50%
Annual Return 2005	5.83%
Annual Return 2006	9.83%
Annual Return 2007	4.65%
Annual Return 2008	(22.17%)
Annual Return 2009	27.52%
Annual Return 2010	11.11%
Annual Return 2011	0.08%
Annual Return 2012	11.32%
(Delaware Foundation® Conservative Allocation Fund) | Class A
Bar Chart Table:
Annual Return 2003	16.89%
Annual Return 2004	7.09%
Annual Return 2005	4.27%
Annual Return 2006	8.39%
Annual Return 2007	4.20%
Annual Return 2008	(14.40%)
Annual Return 2009	25.41%
Annual Return 2010	9.70%
Annual Return 2011	2.24%
Annual Return 2012	9.56%